COMMITMENTS AND CONTINGENCIES (Details Narrative)			12 Months Ended
	Jun. 07, 2012 CAD ($)	Dec. 08, 2011 USD ($)	Dec. 31, 2018 USD ($) ft²
Other Revenue, Net	$ 225,000
Contractual obligation			$ 39,622
Office [Member] | CANADA
Currently lease | ft²			1,636
Lease agreement amended			May 01, 2020
Royalty Agreements [Member]
Other Commitment			$ 5,000
Royalty Guarantees, Commitments, Amount			3,664
Contractual obligation			$ 56,131
SickKids [Member]
Other Commitment		$ 540,000
Royalty Guarantees, Commitments, Amount		$ 491,204
Royalty On Net Revenue of First Tranche,Percentage		5.00%
Royalty On Net Revenue of After First Tranche, Percentage		2.50%
SickKids [Member] | Other Revenue [Member]
Other Revenue, Net		$ 15,000,000
SickKids [Member] | Ontario Brain Institute [Member]
Other Commitment		491,204
SickKids [Member] | Salaries And Consulting Fees [Member]
Other Commitment		437,400
SickKids [Member] | Software Development1 [Member]
Other Commitment		50,000
SickKids [Member] | Equipment, Supplies And Overhead [Member]
Other Commitment		$ 53,000